11. Stock Option Plan (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Share based compensation	$ 54,184	$ 0	$ 50,773	$ 22,715
Unamortized share-based compensation expense	$ 265,576		$ 249,033
Unamortized share-based compensation expense recognition period	2 years		2 years
2015 Stock Option Plan [Member]
Maximum shares allowed under plan			9,000,000
2016 Stock Option Plan [Member]
Maximum shares allowed under plan			20,000,000